Investments - Schedule of Net Assets (Details) - EBP 3.0 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 1,538,341,729	$ 1,476,761,632
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	24,610,713,439	21,345,771,680
Synthetic GICs	1,881,240,870	2,067,192,778
Non-interest bearing accounts	1,154,463	1,297,855
Net pending trades payables and interest receivable	(2,793,266)	(10,794,865)
Net assets available for benefits	26,490,315,506	23,403,467,448
Master Trust Balances | Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	1,434,789,053	1,184,207,393
Master Trust Balances | General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Total investments, at fair value	4,620,991,283	3,946,210,540
Master Trust Balances | Investments in other equity securities
EBP, Master Trust [Line Items]
Total investments, at fair value	1,949,909,396	2,147,981,194
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments, at fair value	159,953,112	217,045,032
Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments, at fair value	59,218,212	54,350,752
Master Trust Balances | Overnight deposit accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	19,860,221	26,917,938
Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments, at fair value	16,240,201,229	13,497,262,839
Master Trust Balances | US government
EBP, Master Trust [Line Items]
Total investments, at fair value	57,127,990	116,145,461
Master Trust Balances | Mortgage and asset-backed
EBP, Master Trust [Line Items]
Total investments, at fair value	29,403,943	62,918,508
Master Trust Balances | Foreign government
EBP, Master Trust [Line Items]
Total investments, at fair value	5,131,051	6,170,183
Master Trust Balances | Corporate debt
EBP, Master Trust [Line Items]
Total investments, at fair value	34,127,949	86,561,840
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	1,339,690,462	1,255,104,418
Synthetic GICs	195,469,011	218,600,432
Non-interest bearing accounts	35,282	53,999
Net pending trades payables and interest receivable	(154,567)	(288,005)
Net assets available for benefits	1,535,040,188	1,473,470,844
Plan's Interest in Master Trust Balances | Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	27,860,135	22,161,877
Plan's Interest in Master Trust Balances | General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Total investments, at fair value	395,777,653	348,149,341
Plan's Interest in Master Trust Balances | Investments in other equity securities
EBP, Master Trust [Line Items]
Total investments, at fair value	187,585,820	191,798,646
Plan's Interest in Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments, at fair value	5,034,016	6,566,760
Plan's Interest in Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments, at fair value	6,073,676	6,198,926
Plan's Interest in Master Trust Balances | Overnight deposit accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	1,836,967	2,482,230
Plan's Interest in Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments, at fair value	711,568,225	672,460,201
Plan's Interest in Master Trust Balances | US government
EBP, Master Trust [Line Items]
Total investments, at fair value	1,795,696	2,259,032
Plan's Interest in Master Trust Balances | Mortgage and asset-backed
EBP, Master Trust [Line Items]
Total investments, at fair value	924,250	1,223,766
Plan's Interest in Master Trust Balances | Foreign government
EBP, Master Trust [Line Items]
Total investments, at fair value	161,284	120,010
Plan's Interest in Master Trust Balances | Corporate debt
EBP, Master Trust [Line Items]
Total investments, at fair value	$ 1,072,740	$ 1,683,629